Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information
17. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information. The Company has determined that it has two reportable segments, its Clinical Research segment and Central Laboratory segment.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Denmark, Belgium, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at December 31, 2012 and December 31, 2011 and for the years ended December 31, 2012, December 31, 2011 and December 31, 2010 is as follows:

a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Ireland	$171,977	$88,869	$128,790
Rest of Europe	338,537	348,492	292,567
U.S.	471,700	393,957	381,196
Other	132,792	114,411	97,491

Total	$1,115,006	$945,729	$900,044

b)	The distribution of net revenue by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$87,467	$71,549	$63,813
Clinical research	1,027,539	874,180	836,231

Total	$1,115,006	$945,729	$900,044

c)	The distribution of income from operations by geographical area was as follows:

	Year ended
	December	December	December
	2012	2012	2012
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$11,733	$(2,074)	$9,659
Rest of Europe	29,786	(546)	29,240
U.S.	23,687	(2,651)	21,036
Other	8,447	(365)	8,082

Total	$73,653	$(5,636)	$68,017

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$(33,139)	$(1,564)	$(34,703)
Rest of Europe	35,175	(3,000)	32,175
U.S.	30,127	(5,253)	24,874
Other	7,097	-	7,097

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$36,636	-	$36,636
Rest of Europe	24,212	-	24,212
U.S.	25,017	-	25,017
Other	6,230	-	6,230

Total	$92,095	-	$92,095

d)	The distribution of income from operations by business segment was as follows:

	Year ended
	December	December	December
	2012	2012	2012
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)

Central laboratory	$4,059	$(158)	$3,901
Clinical research	69,594	(5,478)	64,116

Total	$73,653	$(5,636)	$68,017

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Central laboratory	$(661)	$(1,545)	$(2,206)
Clinical research	39,921	(8,272)	31,649

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Central laboratory	$(12,759)	-	$(12,759)
Clinical research	104,854	-	104,854

Total	$92,095	-	$92,095

e)	The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Ireland	$110,369	$109,953
Rest of Europe	16,115	16,419
U.S.	32,400	33,086
Other	9,489	9,003

Total	$168,373	$168,461

f)	The distribution of property, plant and equipment, net, by business segment was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Central laboratory	$17,138	$18,292
Clinical research	151,235	150,169

Total	$168,373	$168,461

g)    The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$17,885	$15,192	$11,840
Rest of Europe	7,211	7,057	5,543
U.S.	13,865	12,427	12,422
Other	3,862	4,006	4,068

Total	$42,823	$38,682	$33,873

h)    The distribution of depreciation and amortization by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$4,142	$3,721	$4,888
Clinical research	38,681	34,961	28,985

Total	$42,823	$38,682	$33,873

i)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Ireland	$476,159	$414,510
Rest of Europe	236,305	216,313
U.S.	437,756	355,577
Other	51,888	41,117

Total	$1,202,108	$1,027,517

j) The distribution of total assets by business segment was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Central laboratory	$73,304	$54,361
Clinical research	1,128,804	973,156

Total	$1,202,108	$1,027,517

k) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$12,406	$16,987	$16,095
Rest of Europe	2,506	4,795	5,869
U.S.	13,389	10,222	5,852
Other	4,725	4,001	3,777

Total	$33,026	$36,005	$31,593

l) The distribution of capital expenditures by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$2,375	$1,449	$3,991
Clinical research	30,651	34,556	27,602

Total	$33,026	$36,005	$31,593

m) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2012	2011	2010

Client A	18%	*	*

Client B	12%	13%	*

* Net revenue did not exceed 10%.

n) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$464	$762	$1,277
Rest of Europe	661	364	406
U.S.	3	18	22
Other	23	50	56

Total	$1,151	$1,194	$1,761

o) The distribution of interest income by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$3	$18	$20
Clinical research	1,148	1,176	1,741

Total	$1,151	$1,194	$1,761

p) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$1,216	$(3,475)	$5,310
Rest of Europe	3,298	657	(1,606)
U.S.	3,669	4,656	(593)
Other	3,618	4,277	2,542

Total	$11,801	$6,115	$5,653

q) The distribution of the tax charge by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$(3,169)	$(175)	$(2,858)
Clinical research	14,970	6,290	8,511

Total	$11,801	$6,115	$5,653